EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions (Details) $ in Millions	Mar. 31, 2025 CAD ($)
Disclosure of defined benefit plans [line items]
Change in significant assumptions (in percent)	0.25%
Discount rate:
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	$ (30.8)
Increase (decrease) in compensation rate	33.4
Compensation rate:
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	11.6
Increase (decrease) in compensation rate	(11.1)
Canadian | Discount rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(27.9)
Increase (decrease) in compensation rate	30.2
Canadian | Discount rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(2.5)
Increase (decrease) in compensation rate	2.7
Canadian | Compensation rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	11.1
Increase (decrease) in compensation rate	(10.6)
Canadian | Compensation rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.5
Increase (decrease) in compensation rate	(0.5)
Foreign | Discount rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.1)
Increase (decrease) in compensation rate	0.1
Foreign | Discount rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.3)
Increase (decrease) in compensation rate	0.4
Foreign | Compensation rate: | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.0
Increase (decrease) in compensation rate	0.0
Foreign | Compensation rate: | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.0
Increase (decrease) in compensation rate	$ 0.0